Consolidated Statements of Operations - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Research and development	$ 4,269,298	$ 385,594	$ 290	$ 9,142,156
General and administrative	1,464,692	1,023,664	8,739	3,972,649
Total operating expenses	5,733,990	1,409,258	9,029	13,114,805
Loss from operations	(5,733,990)	(1,409,258)	(9,029)	(13,114,805)
Other expenses
Finance costs	(2,799)	0		(5,354)
Foreign currency loss	(7,207)	(158,332)	(195)	(164,962)	$ (195)
Total other expenses	(10,006)	(158,332)	(195)	(170,316)
Loss before provision for income taxes	(5,743,996)	(1,567,590)	(9,224)	(13,285,121)
Provision for income taxes	(40,425)	(15,244)	0	(87,882)
Net loss	$ (5,784,421)	$ (1,582,834)	$ (9,224)	$ (13,373,003)
Net loss per basic and diluted common shares:
Basic and diluted net loss per common share	$ 0.37	$ 9.19		$ 1.24
Basic and diluted weighted average common shares outstanding	15,799,284	172,291		10,783,895